Basis of Preparation - Summary Of Reconciliation Of The Consolidated Financial Statements (Detail) - EUR (€)		Jun. 30, 2022	Dec. 31, 2021	Oct. 01, 2021	Dec. 31, 2020		Dec. 31, 2019
Non-current assets [abstract]
Property, plant and equipment		€ 40,028,509	€ 25,273,702		€ 5,422,319	[1]	€ 1,392,886
Right-of-use assets		25,036,471	18,503,943		3,844,761	[1]	3,953,767
Intangible assets		44,531,751	37,309,902		23,120,929	[1]	€ 9,886,339
Goodwill		6,240,371	6,146,302		6,154,133	[1]
Non-current financial assets		839,836	1,299,319		864,772	[1]
Tax credit receivables		2,414,753	2,588,807		923,441	[1]
Total Non-Current Assets		119,091,691	91,121,975		40,330,355	[1]
Non-current liabilities [abstract]
Loans and borrowings		23,274,447	17,577,451	€ 154,680,293	9,744,462	[1]
Convertible bonds	[1]				26,145,982
Lease liabilities		25,039,157	18,172,444		3,433,236	[1]
Put option liabilities			3,776,438		6,338,520	[1]
Provisions		512,619	362,144		230,886	[1]
Deferred tax liabilities		26,413	30,477		40,636	[1]
Total Non-Current Liabilities		€ 49,449,127	€ 41,173,737		45,933,722	[1]
Previously Stated [member]
Non-current assets [abstract]
Property, plant and equipment					5,422,319
Right-of-use assets					3,844,761
Intangible assets					22,958,386
Goodwill					6,276,040
Non-current financial assets					864,772
Tax credit receivables					923,441
Total Non-Current Assets					40,289,719
Non-current liabilities [abstract]
Loans and borrowings					9,744,462
Convertible bonds					26,145,982
Lease liabilities					3,433,236
Put option liabilities					6,338,520
Provisions					230,886
Total Non-Current Liabilities					45,893,086
Effect of IFRS 3 [member]
Non-current assets [abstract]
Intangible assets					162,543
Goodwill					(121,907)
Total Non-Current Assets					40,636
Non-current liabilities [abstract]
Deferred tax liabilities					40,636
Total Non-Current Liabilities					40,636
Revised [Member]
Non-current assets [abstract]
Property, plant and equipment					5,422,319
Right-of-use assets					3,844,761
Intangible assets					23,120,929
Goodwill					6,154,133
Non-current financial assets					864,772
Tax credit receivables					923,441
Total Non-Current Assets					40,330,355
Non-current liabilities [abstract]
Loans and borrowings					9,744,462
Convertible bonds					26,145,982
Lease liabilities					3,433,236
Put option liabilities					6,338,520
Provisions					230,886
Deferred tax liabilities					40,636
Total Non-Current Liabilities					€ 45,933,722

[1]	Restated amounts. Certain amounts included in the consolidated statements of financial position at 31 December 2020 do not correspond to those included in the consolidated financial statements of Wallbox Chargers S.L. for the year ended 31 December 2020, and reflect the adjustments described in Note 2.